Exhibit 1

CSAIL 2018-CX11 Commercial Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2018-CX11

Report To:

Credit Suisse Commercial Mortgage Securities Corp.

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

Natixis Real Estate Capital LLC

Natixis Securities Americas LLC

Argentic Real Estate Finance LLC

Barclays Bank PLC

Barclays Capital Inc.

BSPRT Finance, LLC

20 March 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Credit Suisse Commercial Mortgage Securities Corp. Column Financial, Inc. Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010	Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Natixis Real Estate Capital LLC Natixis Securities Americas LLC 1251 Avenue of the Americas, 5th Floor New York, New York 10020	BSPRT Finance, LLC 9 West 57th Street, Suite 4920 New York, New York 10019

Argentic Real Estate Finance LLC 40 West 57th Street, 29th Floor New York, New York 10019

Re: CSAIL 2018-CX11 Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2018-CX11 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Credit Suisse Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.7) document dated July 2017 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the CSAIL 2018-CX11 Commercial Mortgage Trust securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 March 2018

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the beneficial ownership interests in CSAIL 2018-CX11 Commercial Mortgage Trust (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 56 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 118 commercial and multifamily properties.

Procedures performed and our associated findings

1.	Column Financial, Inc. (“Column”), Natixis Real Estate Capital LLC (“Natixis”), Argentic Real Estate Finance LLC (“Argentic”), Barclays Bank PLC (“Barclays”) and BSPRT Finance, LLC (“BSP,” together with Column, Natixis, Argentic and Barclays the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in April 2018, or with respect to any mortgage loan that has its first due date after April 2018, the date that would otherwise have been the related due date in April 2018 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month (collectively the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

Attachment A Page 2 of 14

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, Column, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Column, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Principal Name” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal Name” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 14

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 19 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Term” of each Interest Only Loan, as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance,
b.	Interest Rate (%) and
c.	Monthly Debt Service

of each Mortgage Loan, except for:

i.	The Interest Only Loans, which are described in the succeeding paragraph of this Item 10., and
ii.	The 600 Vine Mortgage Loan (as defined in Note 21 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 10.,

all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans and 600 Vine Mortgage Loan) has a fixed level monthly payment, we recalculated the “Amort. Term” of each Mortgage Loan (except for the Interest Only Loans and 600 Vine Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Amort. Term” characteristic.

For the 600 Vine Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the 600 Vine Mortgage Loan Amortization Schedule (as defined in Note 21 of Exhibit 2 to Attachment A), Natixis, on behalf of the Depositor, instructed us to use “360” for the “Amort. Term” characteristic.

Attachment A Page 4 of 14

11.	Using the:
a.	Original Balance,
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity/ARD Date,
g.	Interest Rate (%) and
h.	Monthly Debt Service

of each Mortgage Loan (except for the 600 Vine Mortgage Loan, which is described in the succeeding paragraph of this Item 11., and the Quality Inn O’Hare Mortgage Loan (as defined in Note 19 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 11.), all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the 600 Vine Mortgage Loan and Quality Inn O’Hare Mortgage Loan) and Underlying Property as of:

i.	The Cut-off Date (the “Cutoff Balance” or “Report Period End Scheduled Loan Balance Amount”),
ii.	The related due date of each Mortgage Loan in March 2018, or with respect to any Mortgage Loan that has its first due date after March 2018, the date that would have been the related due date in March 2018 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity/ARD Date” of the Mortgage Loan (the “Maturity Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the 600 Vine Mortgage Loan, Natixis, on behalf of the Depositor, instructed us to recalculate the “Cutoff Balance,” “Report Period End Scheduled Loan Balance Amount,” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity Balance” characteristics using the information on the 600 Vine Mortgage Loan Amortization Schedule and the:

a.	Original Balance,
b.	First Payment Date and
c.	Maturity/ARD Date

of the 600 Vine Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the 600 Vine Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Natixis, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 14

11. (continued)

For the Quality Inn O’Hare Mortgage Loan, Natixis, on behalf of the Depositor, instructed us to use the outstanding principal balance of $4,538,121.46 as of 5 December 2017, as shown in the related loan agreement modification Source Document, as the “Cutoff Balance,” “Report Period End Scheduled Loan Balance Amount,” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity Balance” of the Quality Inn O’Hare Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Natixis, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that has its “First Payment Date” in May 2018, as shown on the Final Data File (collectively, the “May 2018 First Payment Date Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Balance” of each May 2018 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

12.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate (%),
f.	Monthly Debt Service and
g.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the 600 Vine Mortgage Loan, which is described in the succeeding paragraph of this Item 12., and May 2018 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 12.), all as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the April 2018 “Monthly Debt Service” for each Mortgage Loan (except for the 600 Vine Mortgage Loan and May 2018 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the 600 Vine Mortgage Loan, Natixis, on behalf of the Depositor, instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the 600 Vine Mortgage Loan Amortization Schedule and the “Original Balance” of the 600 Vine Mortgage Loan, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 14

12. (continued)

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount

of each Mortgage Loan (except for the May 2018 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 12.), both as recalculated in the preceding paragraphs of this Item 12., we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan (except for the May 2018 First Payment Date Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the May 2018 First Payment Date Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount,” “Scheduled Principal Amount,” “Total Scheduled Principal Interest Due Amount” and “Periodic Principal and Interest Payment Securitization Amount” characteristics.

13.	For each Mortgage Loan on the Final Data File with the “Addit Debt Exist (Y/N)” characteristic as “Yes” (collectively, the “Mortgage Loans with Additional Debt”) (except for the 600 Vine Mortgage Loan, which is described in the succeeding paragraph of this Item 13.), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Total Additional Debt Cut-off Date Balance”) and as of the maturity date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined in Note 34 of Exhibit 2 to Attachment A) and/or information in the applicable Data Sources (as defined in Note 18 of Exhibit 2 to Attachment A), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 7 of 14

13. (continued)

For the 600 Vine Mortgage Loan, which has the “Addit Debt Exist (Y/N)“ characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “Mezzanine” on the Final Data File, Natixis, on behalf of the Depositor, instructed us to use information relating to the 600 Vine Mezzanine Loan (as defined in Note 34 of Exhibit 2 to Attachment A) that is located in the:

a.	Applicable Source Documents and
b.	600 Vine Mezzanine Loan Amortization Schedule (as defined in Note 34 of Exhibit 2 to Attachment A)

to recalculate the principal balance of the 600 Vine Mezzanine Loan as of the Cut-off Date and as of the maturity date of the 600 Vine Mezzanine Loan. We compared this recalculated information to the corresponding ”Total Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Natixis, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans which have the “Addit Debt Exist (Y/N)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

14.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt

of each Pari Passu Mortgage Loan (as defined in Note 18 of Exhibit 2 to Attachment A), both as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

15.	For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information in the applicable Data Sources and the applicable information that is described in Note 18 of Exhibit 2 to Attachment A to recalculate the combined principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) (as defined in Note 18 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the maturity date of the Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 14

15. (continued)

For the purpose of this procedure:

a.	The applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less,
b.	Natixis, on behalf of the Depositor, instructed us not to include the One State Street Subordinate Secured Companion Loans (as defined in Note 18 of Exhibit 2 to Attachment A) with respect to the One State Street Mortgage Loan (as defined in Note 18 of Exhibit 2 to Attachment A),
c.	Natixis, on behalf of the Depositor, instructed us to not include the Yorkshire & Lexington Towers Subordinate Secured Companion Loan (as defined in Note 18 of Exhibit 2 to Attachment A) with respect to the Yorkshire & Lexington Towers Mortgage Loan (as defined in Note 18 of Exhibit 2 to Attachment A) and
d.	Natixis, on behalf of the Depositor, instructed us to not include the 111 West Jackson Subordinate Secured Companion Loans (as defined in Note 18 of Exhibit 2 to Attachment A) with respect to the 111 West Jackson Mortgage Loan (as defined in Note 18 of Exhibit 2 to Attachment A).

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Cut-off Date Pari Passu Debt” and “Total Maturity Balance Pari Passu Debt” characteristics.

16.	Using the:
a.	Total Cut-off Date Pari Passu Debt and
b.	Cutoff Balance

of each Pari Passu Mortgage Loan, both as shown on the Final Data File, we recalculated the “Cut-off Date Pari Passu Mortgage Debt Balance” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Recalculate the “Cut-off Date Pari Passu Mortgage Debt Balance” by subtracting the “Cutoff Balance” from the “Total Cut-off Date Pari Passu Debt” and
ii.	Ignore differences of $1 or less.

Attachment A Page 9 of 14

17.	Using the:
a.	Information on the Final Data File,
b.	Information in the Data Sources and/or
c.	Information in the Secondary Financing Documents provided by the applicable Mortgage Loan Sellers, on behalf of the Depositor for the Mortgage Loans with existing subordinate debt (the “Mortgage Loans With Existing Subordinate Debt”), we recalculated the principal balance as of the Cut-off Date of the subordinate debt associated with the Mortgage Loans With Existing Subordinate Debt (the “Cut-off Date Subord. Mortgage Debt Balance”), assuming all scheduled payments of principal and/or interest on the subordinate debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purposes of this procedure, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan other than the Mortgage Loans With Existing Subordinate Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Subord. Mortgage Debt Balance” characteristic.

18.	Using the:
a.	Information on the Final Data File,
b.	Information in the Data Sources and/or
c.	Information in the Secondary Financing Documents provided by the applicable Mortgage Loan Sellers, on behalf of the Depositor for the Mortgage Loans with existing mezzanine debt (the “Mortgage Loans With Existing Mezzanine Debt”), we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with the Mortgage Loans With Existing Mezzanine Debt (the “Cut-off Date Mezzanine Debt Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purposes of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan other than the Mortgage Loans With Existing Mezzanine Debt, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Mezzanine Debt Balance” characteristic.

Attachment A Page 10 of 14

19.	Using the:
a.	Cutoff Balance,
b.	Maturity Balance,
c.	Total Additional Debt Cut-off Date Balance,
d.	Total Cut-off Date Pari Passu Debt,
e.	Total Additional Debt Maturity Balance and
f.	Total Maturity Balance Pari Passu Debt

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)
ii.	Total Debt Maturity Balance (Pari + B-note + Mezz)

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans on the Final Data File which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Cutoff Balance,” as shown on the Final Data File, for the “Total Cut-off Date Debt Balance (Pari + B-note + Mezz)” characteristic and the “Maturity Balance,” as shown on the Final Data File, for the “Total Debt Maturity Balance (Pari + B-Note + Mezz)” characteristics.

20.	Using the:
a.	Seasoning,
b.	Amort. Term,
c.	Term,
d.	I/O Period and
e.	Original String

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Rem. Amort. (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 20.),
ii.	Rem. Term,
iii.	Lockout Remaining and
iv.	Remaining Interest-Only Period (mos.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Rem. Amort.” characteristic.

Attachment A Page 11 of 14

21.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Senior Trust Advisor Fee,
d.	Asset Representations Review Fee and
e.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Interest Rate (%) and
b.	Admin. Fee

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 14

24.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 24.,

we recalculated the:

i.	UW NOI DSCR,
ii.	UW NOI DSCR (IO),
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO),
v.	Cutoff LTV (%),
vi.	Maturity LTV (%),
vii.	% UPB,
viii.	Annual Debt Service,
ix.	Third Most Recent NOI Debt Yield,
x.	Second Most Recent NOI Debt Yield,
xi.	Most Recent NOI Debt Yield,
xii.	Underwritten NOI Debt Yield,
xiii.	Underwritten NCF Debt Yield,
xiv.	Original Loan/Unit,
xv.	Cutoff Balance/Unit and
xvi.	Maturity Balance per Unit

of each Mortgage Loan and, with respect to item vii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “UW NOI DSCR,” “UW NOI DSCR (IO),” “UW NCF DSCR,” “UW NCF DSCR (IO),” “Original Loan/Unit,” “Cutoff Balance/Unit” and “Maturity Balance per Unit” to two decimal places and the “Cutoff LTV (%),” “Maturity LTV (%),” “Third Most Recent NOI Debt Yield,” “Second Most Recent NOI Debt Yield,” “Most Recent NOI Debt Yield,” “Underwritten NOI Debt Yield” and “Underwritten NCF Debt Yield ” to the nearest 1/10th of one percent.

For each Balloon Loan (as defined in Note 22 of Exhibit 2 to Attachment A) the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “UW NOI DSCR (IO)” and “UW NCF DSCR (IO)” characteristics.

Attachment A Page 13 of 14

24. (continued)

For the Underlying Properties associated with each Multiple Property Loan, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the:

a.	UW NOI DSCR,
b.	UW NOI DSCR (IO),
c.	UW NCF DSCR,
d.	UW NCF DSCR (IO),
e.	Cutoff LTV (%),
f.	Maturity LTV (%),
g.	Third Most Recent NOI Debt Yield,
h.	Second Most Recent NOI Debt Yield,
i.	Most Recent NOI Debt Yield,
j.	Underwritten NOI Debt Yield,
k.	Underwritten NCF Debt Yield,
l.	Original Loan/Unit,
m.	Cutoff Balance/Unit and
n.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through n. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NOI DSCR,” “UW NOI DSCR (IO),” “UW NCF DSCR” and “UW NCF DSCR (IO)” characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:

a.	Cutoff LTV (%),
b.	Third Most Recent NOI Debt Yield,
c.	Second Most Recent NOI Debt Yield,
d.	Most Recent NOI Debt Yield,
e.	Underwritten NOI Debt Yield,
f.	Underwritten NCF Debt Yield and
g.	Cutoff Balance/Unit

characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV (%)” and “Maturity Balance per Unit” characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Loan/Unit” characteristic.

Attachment A Page 14 of 14

25.	Using the:
a.	Annual Debt Service,
b.	Total Pari Passu Annual Debt Service and
c.	Additional Debt Annual Debt Service

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Annual Debt Service,” as shown on the Final Data File, for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

26.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt CUT_OFF_LTV,
iv.	Total Debt MAT_LTV,
v.	Total Debt NOI DY,
vi.	Total Debt NCF DY and
vii.	Total Debt Per Unit

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Total Debt NOI DSCR,” “Total Debt NCF DSCR” and “Total Debt Per Unit” to two decimal places and the “Total Debt CUT_OFF_LTV,” “Total Debt MAT_LTV,” “Total Debt NOI DY” and “Total Debt NCF DY” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the:

a.	Total Debt NOI DSCR,
b.	Total Debt NCF DSCR,
c.	Total Debt CUT_OFF_LTV,
d.	Total Debt MAT_LTV,
e.	Total Debt NOI DY,
f.	Total Debt NCF DY and
g.	Total Debt Per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through g. above for each of the Underlying Properties associated with such Multiple Property Loan.

Exhibit 1 to Attachment A Page 1 of 4

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Northrop Grumman Portfolio • SS1 Multifamily Portfolio • SS2 Multifamily Portfolio • Penn Center West	Original Balance Cutoff Balance and Maturity Balance

The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Cutoff Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

• Yorkshire & Lexington Towers • Garden Multifamily Portfolio	Original Balance, Cutoff Balance and Maturity Balance	The “Original Balance,” “Cutoff Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined in Note 18 of Exhibit 2 to Attachment A) that are stated in the applicable Data Source (as defined in Note 18 of Exhibit 2 to Attachment A)

• GNL Portfolio	Original Balance	The “Original Balance” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan that are stated on the loan agreement Source Document, or for the Underlying Properties described in Note 1 below, provided by Column, on behalf of the Depositor, which are described in Note 1 below

	Cutoff Balance and Maturity Balance	The “Cutoff Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are described above

Exhibit 1 to Attachment A Page 2 of 4

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Ohio Limited Service Hotel Portfolio • Melbourne Hotel Portfolio	Original Balance, Cutoff Balance and Maturity Balance	The “Original Balance,” “Cutoff Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value” for each respective Underlying Property that is stated in the applicable Data Source

• The SoCal Portfolio	Original Balance	The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations provided by Barclays, on behalf of the Depositor, which are described in Note 2 below

	Cutoff Balance and Maturity Balance	The “Cutoff Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are described above

• Starbucks Portfolio & 32330 N Harbor Drive	Original Balance	The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations provided Natixis, on behalf of the Depositor, which are described in Note 3 below

	Cutoff Balance and Maturity Balance	The “Cutoff Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are described above

Exhibit 1 to Attachment A Page 3 of 4

Notes:

1.	For the Mortgage Loan identified on the Combined Data File as “GNL Portfolio” (the “GNL Portfolio Mortgage Loan”), which is a Pari Passu Mortgage Loan (as defined in Note 18 of Exhibit 2 to Attachment A) and a Multiple Property Loan, the applicable Source Document did not provide original balance allocations for the respective Whole Loan for all of the Underlying Properties. For the Underlying Properties that secure the related Whole Loan for which the applicable Source Document did not provide original balance allocations for the respective Whole Loan, Column, on behalf of the Depositor, provided the whole loan original balance allocations that are shown in the table below:

Underlying Property	Allocated Whole Loan Original Balance

C&J Energy Services, Inc. II	$12,550,000
C&J Energy Services, Inc. I	$7,800,000

We performed no procedures to determine the accuracy, completeness or reasonableness of the original balance allocations provided by Column, on behalf of the Depositor, that are described above.

2.	For the mortgage loan identified on the Combined Data File as “The SoCal Portfolio” (the “The SoCal Portfolio Mortgage Loan”), the applicable Source Document did not provide “Original Balance” allocations for the Underlying Properties. For the Underlying Properties that secure The SoCal Portfolio Mortgage Loan, Barclays, on behalf of the Depositor, instructed us to use the “Original Balance” allocations in the table below:

Underlying Property	Original Balance

Aliso Viejo Commerce Center	$5,656,480.03
Wimbledon	$4,529,423.71
Transpark Commerce	$5,122,948.02
Upland Freeway	$2,655,465.97
Sierra Gateway	$3,015,508.05
Palmdale Place	$3,310,946.34
Fresno Industrial Center	$2,852,507.62
Airport One Office Park	$2,321,685.09
Moreno Valley	$2,321,761.49
Ming Office Park	$1,131,343.01
Commerce Corporate Center	$2,648,757.08
Upland Commerce Center	$1,401,656.23
Colton Courtyard	$1,502,861.37
The Abbey Center	$1,475,992.57
10th Street Commerce Center	$1,001,052.50
Diamond Bar	$1,354,941.05
Atlantic Plaza	$1,222,503.26
Cityview Plaza	$916,877.45

Exhibit 1 to Attachment A Page 4 of 4

Notes: (continued)

2. (continued)

Underlying Property	Original Balance

Garden Grove Town Center	$713,683.55
30th Street Commerce Center	$382,214.92
Mt. Vernon Commerce Center	$357,477.07
25th Street Commerce Center	$263,599.62
Anaheim Stadium Industrial	$356,563.45
Fresno Airport	$203,750.55

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Original Balance” allocations provided by Barclays, on behalf of the Depositor, that are described above.

3.	For the mortgage loan identified on the Combined Data File as “Starbucks Portfolio & 32330 N Harbor Drive” (the “Starbucks Portfolio & 32330 N Harbor Drive Mortgage Loan”), the applicable Source Document did not provide “Original Balance” allocations for the Underlying Properties. For the Underlying Properties that secure the Starbucks Portfolio & 32330 N Harbor Drive Mortgage Loan, Natixis, on behalf of the Depositor, instructed us to use the “Original Balance” allocations in the table below:

Underlying Property	Original Balance

Dept of Fish & Wildlife	$1,800,000.00
Starbucks – 4th Street	$2,151,691.92
Starbucks – Central Avenue	$1,068,106.06
Starbucks – Woodstock	$1,795,656.57
Starbucks – Memphis	$1,114,545.45

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Original Balance” allocations provided by Natixis, on behalf of the Depositor, that are described above.

4.	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are used as defined in Attachment A and Exhibit 2 to Attachment A

Exhibit 2 to Attachment A Page 1 of 27

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or Pro Forma Title Policy
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or Pro Forma Title Policy
State (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or Pro Forma Title Policy
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report, USPS Internet Site or Pro Forma Title Policy
County	Appraisal Report, Engineering Report, Phase I Environmental Report, USPS Internet Site or Pro Forma Title Policy
Property Type Code (see Notes 2, 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type (see Notes 2 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype (see Note 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Total SF/Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Year Built (see Note 4)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Current Occupancy	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Current Occupancy Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 27

Property Information: (continued)

Characteristic	Source Document(s)

Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value (see Note 6)	Appraisal Report
Appraised Value Date (see Note 6)	Appraisal Report
As-Is Appraised Value	Appraisal Report
As-Is Appraised Value Date	Appraisal Report
As-Stabilized Appraised Value	Appraisal Report
As-Stabilized Appraised Value Date	Appraisal Report
FIRREA	Appraisal Report
Appraiser Designation (see Note 3)	Appraisal Report
Appraised Cap Rate (%)	Appraisal Report
Environmental Report Type	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 7)	Phase II Environmental Report
Engineering Report Date	Engineering Report
Seismic Date (see Note 8)	Seismic Report
Seismic Zone (see Note 8)	Seismic Report or Engineering Report
PML (%) (see Note 8)	Seismic Report
Earthquake Insurance	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (see Note 9)	Certificate of Environmental Insurance or Insurance Review Document
Terrorism Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll or Appraisal Report

Major Tenant Information: (see Note 10)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
Unit Size	Borrower Rent Roll or Underwritten Rent Roll
Lease Expiration (see Note 11)	Borrower Rent Roll or Underwritten Rent Roll
2nd Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
2nd Largest Tenant Unit Size	Borrower Rent Roll or Underwritten Rent Roll
2nd Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll or Underwritten Rent Roll
3rd Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
3rd Largest Tenant Unit Size	Borrower Rent Roll or Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 27

Major Tenant Information: (continued)

Characteristic	Source Document(s)

3rd Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll or Underwritten Rent Roll
4th Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
4th Largest Tenant Unit Size	Borrower Rent Roll or Underwritten Rent Roll
4th Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll or Underwritten Rent Roll
5th Largest Tenant	Borrower Rent Roll or Underwritten Rent Roll
5th Largest Tenant Unit Size	Borrower Rent Roll or Underwritten Rent Roll
5th Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll or Underwritten Rent Roll

Underwriting Information: (see Note 12)

Characteristic	Source Document(s)

Most Recent Occupancy (see Note 13)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 13)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 13)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 13)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy (see Note 13)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 13)	Underwriter’s Summary Report or Property Occupancy History Report
Fourth Most Recent NOI Date (see Note 4)	Underwriter’s Summary Report
Fourth Most Recent Revenues	Underwriter’s Summary Report
Fourth Most Recent Total Expenses	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Total Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Total Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Most Recent Financials Start Date	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 27

Underwriting Information: (continued)

Characteristic	Source Document(s)

UW NOI	Underwriter’s Summary Report
UW Capital Items	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
U/W Economic Occupancy	Underwriter’s Summary Report

Hotel Operating Information: (see Note 14)

Characteristic	Source Document(s)

HOTEL15_OCC	Underwriter’s Summary Report
HOTEL15_ADR	Underwriter’s Summary Report
HOTEL15_REVPAR	Underwriter’s Summary Report
HOTEL16_OCC	Underwriter’s Summary Report
HOTEL16_ADR	Underwriter’s Summary Report
HOTEL16_REVPAR	Underwriter’s Summary Report
HOTEL17_OCC	Underwriter’s Summary Report
HOTEL17_ADR	Underwriter’s Summary Report
HOTEL17_REVPAR	Underwriter’s Summary Report
Most Recent Occupancy % (Hotel Only)	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Replacement Reserve Flag Y/N/Springing	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Eng. Reserve	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
TILC Escrow Flag Y/N/Springing	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve	Closing Statement, Loan Agreement, Loan Modification Agreement or Collateral Assignment of Escrow Rights

Exhibit 2 to Attachment A Page 5 of 27

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Tax Escrow Flag Y/N/Springing	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve	Servicing Tape, Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Flag Y/N/Springing	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve	Servicing Tape, Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve	Servicing Tape, Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Other Description	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Capex Reserve (see Note 15)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve (see Note 15)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve (see Note 15)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve	Servicing Tape, Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Ins. Reserve	Servicing Tape, Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve (see Note 15)	Servicing Tape, Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Reserve (see Note 15)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Taxes & Insurance	Loan Agreement or Loan Modification Agreement
Interest on Replacement Reserves	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 27

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Interest on TI&LC Account	Loan Agreement or Loan Modification Agreement
Interest on Environmental Reserve	Loan Agreement or Loan Modification Agreement
Interest on Debt Service Reserve	Loan Agreement or Loan Modification Agreement
Interest on Other Reserve	Loan Agreement or Loan Modification Agreement
Interest on Eng. Reserve	Loan Agreement or Loan Modification Agreement
CapEx Reserve Cap (see Note 16)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap (see Note 16)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap (see Note 16)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap (see Note 16)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap (see Note 16)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap (see Note 16)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Reserve Cap (see Note 16)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 17)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 17)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 17)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 17)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 17)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 17)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 17)	Closing Statement, Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 27

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Promissory Note
Loan Purpose	Closing Statement
Pari Passu Piece - In Trust (see Note 18)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Total Non Trust Pari Passu Debt (see Note 18)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Original Balance (see Note 18)

For all Mortgage Loans:

•         Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Interest Rate (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (see Notes 18, 19, 20 and 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (IO) (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Pari Passu Annual Debt Service (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N) (see Note 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement, Loan Modification Agreement or Appraisal Report
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note
ARD (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity/ARD Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Mat Date	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision	Promissory Note, Loan Agreement or Loan Modification Agreement
Original String	Promissory Note, Loan Agreement or Loan Modification Agreement
Title Type (see Note 4)	Final Title Policy or Pro Forma Title Policy
Lien Position Securitization Code (see Note 3)	Final Title Policy or Pro Forma Title Policy
Ground Lease Expiration	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Terms	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment	Ground Lease, Ground Lease Estoppel or Ground Lease Rent Summary
Ground Lease Escalation Terms	Ground Lease, Ground Lease Estoppel or Ground Lease Rent Summary
SPE (Y/N)	Loan Agreement
Assumption Fees	Loan Agreement or Loan Modification Agreement
Crossed Loan (Y/N)	Loan Agreement
Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal Name	Guaranty Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Tenant-in-Common	Promissory Note, Loan Agreement, Loan Modification Agreement or Tenant In Common Agreement
Non-Delaware LLC? (Yes/No)	Promissory Note
Independent Directors	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion Letter
Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Note 27)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (Springing/In-Place) (see Note 28)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 29 and 30 )	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 30 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 30 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Note 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Note 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Addit Debt Permitted (Y/N)	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Additional Future Debt Permitted Description	Deed of Trust and Security Agreement, Loan Agreement or Loan Modification Agreement
Addit Debt Exist (Y/N) (see Notes 34 and 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A Page 10 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Additional Debt Type(s) (see Notes 34 and 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Notes 34 and 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate (see Notes 34 and 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 34, 35 and 36)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the Mortgage Loans described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	GE Aviation Systems, LLC,
b.	C&J Energy Services, Inc. I,
c.	Wimbledon,
d.	Palmdale Place,
e.	Moreno Valley,
f.	Klee Plaza,
g.	6-8 West 28th Street and
h.	1313-1317 14th Street,

each of which has more than one property type, as shown in the applicable Source Document(s), Column, Barclays and Natixis, on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A Page 11 of 27

Notes: (continued)

3.	For the purpose of comparing the:
a.	Property Type Code,
b.	Appraiser Designation,
c.	Original Interest Rate Type Code,
d.	Payment Type Code,
e.	Payment Frequency Code,
f.	Interest Accrual Method Code and
g.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For the Mortgage Loans listed in Table A1, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:			Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Column	GNL Portfolio	GE Aviation Systems, LLC	Property Type Code	IN	MU
			Property Type	Industrial	Mixed Use
			Property Subtype	Single Tenant	Office/Industrial
		U.S. General Services Administration	Property Type Code	IN	OF
			Property Type	Industrial	Office
			Property Subtype	<blank>	Suburban
		Sandoz, Inc.	Property Subtype	<blank>	Suburban
		FedEx Ground Package System, Inc. (WV)	Property Subtype	Warehouse	Distribution
			Title Type	Surface	Fee
		Nissan North America Inc.	Year Built	1956-1998	2008

Natixis	Yorkshire & Lexington Towers	Lexington Tower	Property Type Code	MU	MF
			Property Type	Mixed Use	Multifamily
			Property Subtype	Multifamily/Retail	High-Rise

Natixis	Soho House Chicago	NAP	Property Type Code	MU	98
			Property Type	Mixed Use	Other

Exhibit 2 to Attachment A Page 12 of 27

Notes: (continued)

4. (continued)

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

BSP	Candlewood Suites Athens	NAP	Fourth Most Recent NOI Date	<blank>	6/16/2014-12/31/2014

Natixis	One State Street	NAP	Title Type	Fee & Leasehold	Fee

Column	Lehigh Valley Mall	NAP	Title Type	Fee & Leasehold	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Sellers, on behalf of the Depositor.

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Retail,” “Office,” “Mixed Use,” “Industrial,” “Other” or “Various.” For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Retail,” “Office,” “Mixed Use,” “Industrial,” “Other” or “Various,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Hotel” or “Multifamily.” For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Hotel” or “Multifamily,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

Exhibit 2 to Attachment A Page 13 of 27

Notes: (continued)

6.	For each Mortgage Loan listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Appraised Value Description	Source Document Appraised Value	Source Document Date of Appraised Value	Appraised Value	Appraisal Value Date

Natixis	Quarry Place at Tuckahoe	NAP	As Is As Stabilized	$64,700,000 $65,500,000	16 June 2017 1 January 2018	$65,500,000	1 January 2018

Natixis	Signet Jewelers Expansion	NAP	As Is As Stabilized	$24,700,000 $26,800,000	9 October 2017 1 November 2017	$26,800,000	1 November 2017

For each Mortgage Loan or Underlying Property listed in Table A2, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information shown in the “Appraised Value” and “Appraised Value Date” columns in Table A2 for the “Appraised Value” and “Appraised Value Date” characteristics, respectively.

7.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage

Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Date,
b.	Seismic Zone and
c.	PML (%)

characteristics only for mortgaged properties that contain a seismic report Source Document in the related loan file.

9.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:
a.	“Yes” if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place and
b.	“N/A” if the “Phase II Recommended” characteristic on the Combined Data File is “No.”

Exhibit 2 to Attachment A Page 14 of 27

Notes: (continued)

10.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged properties described in the succeeding paragraphs of this Note 10), all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the Mortgage Loan identified on the Combined Data File as “The Yard,” Argentic, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Still Austin, LLC” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “Penn Center West 1,” Argentic, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “DV Sport” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “Cityview Plaza,” Barclays, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “The Abbey Management Co., LLC” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

Exhibit 2 to Attachment A Page 15 of 27

Notes: (continued)

11.	For the purpose of comparing the:
a.	Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

12.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

13.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Most Recent Occupancy,
b.	Most Recent Occupancy Date,
c.	Second Most Recent Occupancy,
d.	Second Most Recent Occupancy Date,
e.	Third Most Recent Occupancy and
f.	Third Most Recent Occupancy Date

characteristics only for the twenty largest Mortgage Loans on the Combined Data File (based on the “Cutoff Balance” of each Mortgage Loan, as defined in Item 11. of Attachment A).

14.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgage Loans and Underlying Properties on the Combined Data File with the “Property Type” characteristic as “Hotel.”

Exhibit 2 to Attachment A Page 16 of 27

Notes: (continued)

15.	For the purpose of comparing the:
a.	Monthly Capex Reserve,
b.	Monthly Envir. Reserve,
c.	Monthly TI/LC Reserve,
d.	Monthly Other Reserve and
e.	Monthly Debt Service Reserve

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
ii.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics listed in a. through e. above for which the related upfront reserve amounts were equal to or greater than the related reserve cap amounts, both as shown in the applicable Source Document(s), we performed no procedures to determine if the balance in the related reserve account as of the Cut-off Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

16.	For the purpose of comparing the:
a.	CapEx Reserve Cap,
b.	Envir. Reserve Cap,
c.	TI/LC Reserve Cap,
d.	RE Tax Reserve Cap,
e.	Insur. Reserve Cap,
f.	Debt Service Reserve Cap and
g.	Other Reserve Cap

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the reserve cap.

17.	For the purpose of comparing the:
a.	Capex Escrow Cash or LOC
b.	Envir. Escrow Cash or LOC,
c.	TI/LC Reserve Cash or LOC,
d.	RE Tax Escrow Cash or LOC,
e.	Insurance Escrow Cash or LOC,
f.	Debt Service Reserve Cash or LOC and
g.	Other Reserve Cash or LOC

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “NAP” if there is no upfront reserve in place.

Exhibit 2 to Attachment A Page 17 of 27

Notes: (continued)

18.	The applicable Mortgage Loan Sellers, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A3 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the Natixis, on behalf of the Depositor, indicated that:
a.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “One State Street” (the “One State Street Mortgage Loan”), the related Whole Loan (the “One State Street Whole Loan”) also has four subordinate secured notes that will not be assets of the Issuing Entity (the “One State Street Subordinate Secured Companion Loans”),
b.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Yorkshire & Lexington Towers” (the “Yorkshire & Lexington Towers Mortgage Loan”), the related Whole Loan (the “Yorkshire & Lexington Towers Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “Yorkshire & Lexington Towers Subordinate Secured Companion Loan”) and
c.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “111 West Jackson” (the “111 West Jackson Mortgage Loan”), the related Whole Loan (the “111 West Jackson Whole Loan”) also has two subordinate secured notes that will not be assets of the Issuing Entity (the “111 West Jackson Subordinate Secured Companion Loans”).

For each Whole Loan listed in Table A3, the applicable Source Document or other schedule provided by the applicable Mortgage Loan Sellers, on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), that is listed in the “Data Source” column of Table A3 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also with respect to the One State Street Whole Loan, Yorkshire & Lexington Towers Whole Loan and 111 West Jackson Whole Loan, one or more components that are subordinate to the related Mortgage Loan and Companion Loans (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A3.

Exhibit 2 to Attachment A Page 18 of 27

Notes: (continued)

18. (continued)

Table A3: (continued)
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Hilton Clearwater Beach Resort & Spa	Column	Mortgage Loan Companion Loans	A-1 A-2, A-3	Balloon	Client Provided Schedule

GNL Portfolio	Column	Mortgage Loan Companion Loans	A-2-A A-1-A, A-1-B, A-2-B	Interest Only	Loan Agreement

Lehigh Valley Mall	Column	Mortgage Loan Companion Loans	A-2-B A-1-A, A-1-B, A-1-C, A-2-A, A-2-C	Balloon	Loan Agreement

The SoCal Portfolio	Barclays	Mortgage Loan Companion Loans	A-2-2 A-1-1, A-1-2, A-1-3, A-1-4, A-2-1	IO-Balloon	Loan Modification Agreement

Moffett Towers II – Building 2	Barclays	Mortgage Loan Companion Loans	A-2 A-1, A-3, A-4	IO-Balloon	Loan Modification Agreement

One State Street	Natixis	Mortgage Loan Companion Loans Subordinate Companion Loans	A-A-1-B, A-A-2, A-A-3, A-A-4 A-A-1-A, A-A-5, A-A-6, A-A-7, A-A-8, A-A-9, A-A-10 A-B, B-1-A, B-1-B, B-2	Interest Only	Loan Modification Agreement

Melbourne Hotel Portfolio	Natixis	Mortgage Loan Companion Loan	A-2, A-3 A-1	IO-Balloon	Client Provided Schedule

Yorkshire & Lexington Towers	Natixis	Mortgage Loan Companion Loans Subordinate Companion Loan	A-3 A-1, A-2, A-4, A-5, A-6, A-7, A-8-1, A-8-2 B	Interest Only	Loan Modification Agreement

600 Vine	Natixis	Mortgage Loan Companion Loan	A-2 A-1	Balloon	Loan Modification Agreement

111 West Jackson	Natixis	Mortgage Loan Companion Loan Subordinate Companion Loans	A-1 A-2 B-1, B-2	Interest Only	Loan Modification Agreement

SoHo House Chicago	Natixis	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Client Provided Schedule

Garden Multifamily Portfolio	BSP	Mortgage Loan Companion Loans	A-3, A-6 A-1, A-2, A-4, A-5	Balloon	Loan Modification Agreement

Throggs Neck Shopping Center	Natixis	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Client Provided Schedule

Exhibit 2 to Attachment A Page 19 of 27

Notes: (continued)

18. (continued)

For the avoidance of doubt, for the One State Street Mortgage Loan, Yorkshire & Lexington Towers Mortgage Loan and 111 West Jackson Mortgage Loan, all references herein to the related Companion Loans do not include the One State Street Subordinate Secured Companion Loans, the Yorkshire & Lexington Towers Subordinate Secured Companion Loan or 111 West Jackson Subordinate Secured Companion Loans, respectively.

For the purpose of comparing the “Pari Passu Piece - In Trust” and “Original Balance” characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A3 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Total Non Trust Pari Passu Debt” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A3 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Monthly Debt Service” characteristic for each Pari Passu Mortgage Loan with “Balloon” listed in the “Amortization Type” column of Table A3 (collectively, the “Balloon Pari Passu Mortgage Loans”), Column, Natixis and BSP, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the Balloon Pari Passu Mortgage Loans, Column, Natixis and BSP, on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

Exhibit 2 to Attachment A Page 20 of 27

Notes: (continued)

18. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A3 (all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File), Column and Natixis, on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:

a.	The sum of the:
i.	Pari Passu Piece – In Trust and
ii.	Total Non Trust Pari Passu Debt,
b.	The “Interest Rate (%)” and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service” characteristic for each Pari Passu Mortgage Loan with “IO-Balloon” listed in the “Amortization Type” column of Table A3 (collectively, the “Partial I/O Pari Passu Mortgage Loans”), Barclays and Natixis, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Partial I/O Pari Passu Mortgage Loan, Barclays and Natixis, on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment following the expiration of the “I/O Period” for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Pari Passu Piece – In Trust,
b.	Total Non Trust Pari Passu Debt and
c.	Total Pari Passu Annual Debt Service

characteristics.

Exhibit 2 to Attachment A Page 21 of 27

Notes: (continued)

19.	For the Mortgage Loans which have “Interest Only” or “Interest Only, ARD” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “Interest Only Loans”) (except for the Mortgage Loan identified on the Combined Data File as “Quality Inn O’Hare” (the “Quality Inn O’Hare Mortgage Loan”) which is described in the succeeding paragraph of this Note 19), all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service” characteristic as 1/12th of the product of:
a.	The “Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate (%),” as shown on the Combined Data File, and
c.	365/360.

For the Quality Inn O’Hare Mortgage Loan, which has “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, Natixis, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service” characteristic as 1/12th of the product of:

a.	The “Cutoff Balance,” as shown on the Combined Data File,

b.	The “Interest Rate (%),” as shown on the Combined Data File, and

c.	365/360.

20.	For the purpose of comparing the “Monthly Debt Service” characteristic for the Mortgage Loans which have “IO-Balloon” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “IO-Balloon Loans”), except for the Partial I/O Pari Passu Mortgage Loans, which are described in Note 18, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the monthly principal and interest payment following the expiration of the “I/O Period,” as shown in the applicable Source Document.

21.	For the purpose of comparing the “Monthly Debt Service” characteristic for the Mortgage Loan identified on the Combined Data File as “600 Vine” (the “600 Vine Mortgage Loan”), Natixis, on behalf of the Depositor, instructed us to use the average of the last 12 monthly principal and interest payments for the 600 Vine Mortgage Loan, as shown on the amortization schedule in the loan agreement Source Document for the 600 Vine Mortgage Loan (the “600 Vine Mortgage Loan Amortization Schedule”).

22.	For the Interest Only Loans and IO-Balloon Loans (except for the Quality Inn O’Hare Mortgage Loan which is described in the last paragraph of this Note 22), all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:

a.	The “Original Balance,” as shown on the Combined Data File,

b.	The “Interest Rate (%),” as shown on the Combined Data File and

c.	365/360.

For the Mortgage Loans which have “Balloon” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “Balloon Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (IO)” characteristic.

Exhibit 2 to Attachment A Page 22 of 27

Notes: (continued)

22. (continued)

For the Quality Inn O’Hare Mortgage Loan, which has “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, Natixis, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:

i.	The “Cutoff Balance,” as shown on the Combined Data file,

ii.	The “Interest Rate (%),” as shown on the Combined Data File and

iii.	365/360.

23.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” following the end of the first full interest accrual period, as shown in the applicable Source Document(s).

24.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and IO-Balloon Loan. For each Mortgage Loan that is not an Interest Only Loan or IO-Balloon Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

25.	For the purpose of comparing the “Partial Release Permitted (Y/N)” characteristic for each Mortgage Loan which has “Natixis” for the “Seller” characteristic and that contains defeasance provisions that allow for both full and partial defeasance, Natixis, on behalf of the Depositor, instructed us to show “No” if the loan agreement Source Document did not provide partial release provisions other than the partial defeasance provisions.

26.	For the Mortgage Loans on the Combined Data File with the “ARD (Y/N)” characteristic as “Yes,” Natixis and Argentic, on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity/ARD Date” characteristic.

Exhibit 2 to Attachment A Page 23 of 27

Notes: (continued)

27.	For the purpose of comparing the “Lockbox Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the applicable Source Document(s) currently require tenants to pay rent or other income directly to the lockbox account. For hotel properties, the Mortgage Loan will be considered to have a hard lockbox if credit card companies or credit card clearing banks are required to deposit credit card receivables directly to the lockbox account, even if cash, checks or certain other payments are paid to the borrower or property manager prior to being deposited into the lockbox account,
b.	Soft – the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses and
c.	Springing – no lockbox account is currently in place and the related borrower (or the property manager) is responsible for paying debt service and funding all escrow and reserve accounts; provided, however, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the related borrower is required to implement either a hard lockbox or soft lockbox.

28.	For the purpose of comparing the “Cash Management (Springing/In Place)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – for funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding) generally on a daily basis and
b.	Springing - for funds directed into a hard lockbox or soft lockbox, such funds are generally paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from amounts received; provided, however, in some cases, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the cash management account converts to in-place cash management. Notwithstanding the foregoing, in the event that such triggering events are cured as provided in the applicable Source Document(s), in some cases, the cash management account will revert to springing cash management.

Exhibit 2 to Attachment A Page 24 of 27

Notes: (continued)

29.	For the purpose of comparing the “Lockout End Date” characteristic for each Mortgage Loan (except for the Mortgage Loan identified on the Combined Data File as “Northrop Grumman Portfolio” (the “Northrop Grumman Portfolio Mortgage Loan”) and the GNL Portfolio Mortgage Loan (as defined in Note 1 of Exhibit 1 to Attachment A), which are described in the last paragraph of this Note 29), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the defeasance period for Mortgage Loans that allow for defeasance following a lockout period and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance following a lockout period, all as shown in the applicable Source Document. For the Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the GNL Portfolio Mortgage Loan and Northrop Grumman Portfolio Mortgage Loan, neither of which have a lockout period, Column, on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date” characteristic.

30.	For the purpose of comparing the:
a.	Lockout End Date,
b.	Yield Maint. End Date,
c.	Prepayment / Defeasance Begin Date,
d.	Remaining Defeasance Payments and
e.	Remaining Yield Maintenance Payments

characteristics for the Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

31.	For the purpose of comparing the “Defeasance End Date” characteristic for Mortgage Loans that allow for defeasance and the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown in the applicable Source Document. For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Defeasance End Date” characteristic. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics.

32.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic for Mortgage Loans that allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period, as shown in the applicable Source Document. For Mortgage Loans that allow for yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” in the yield maintenance period, as shown in the applicable Source Document.

Exhibit 2 to Attachment A Page 25 of 27

Notes: (continued)

32. (continued)

For the purpose of comparing the “Defeasance Option Start Date” characteristic for Mortgage Loans that allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period, as shown in the applicable Source Document. For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

33.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “Yes.” For each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

34.	For the purpose of comparing the:
a.	Addit Debt Exist (Y/N),
b.	Additional Debt Type(s),
c.	Total Additional Debt (if any),
d.	Additional Debt Interest Rate and
e.	Additional Debt Annual Debt Service

characteristics for each Mortgage Loan with Additional Debt (as defined in Item 13. of Attachment A), either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
ii.	The applicable Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of the 600 Vine Mortgage Loan, the amortization schedule in the mezzanine loan agreement Source Document for the related mezzanine loan (the “600 Vine Mezzanine Loan”) (the “600 Vine Mezzanine Loan Amortization Schedule”),

which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the promissory note, loan agreement and/or loan modification agreement Source Documents, the Secondary Financing Documents provided to us by the applicable Mortgage Loan Sellers, on behalf of the Depositor and 600 Vine Mezzanine Loan Amortization Schedule, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A Page 26 of 27

Notes: (continued)

34. (continued)

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the Yorkshire & Lexington Towers Mortgage Loan, Natixis, on behalf of the Depositor, instructed us to use the weighted average of the mezzanine note B-1 and mezzanine note B-2 interest rates, weighted by the original balances of the applicable additional debt notes, all as shown in the applicable Source Documents, and to add to the resulting rate the interest rate for the mezzanine note B-3, as shown in the applicable Source Document.

35.	For the purpose of comparing the:

a.	Addit Debt Exist (Y/N),

b.	Additional Debt Type(s),

c.	Total Additional Debt (if any),

d.	Additional Debt Interest Rate and

e.	Additional Debt Annual Debt Service

characteristics for the One State Street Mortgage Loan, Yorkshire & Lexington Towers Mortgage Loan and 111 West Jackson Mortgage Loan, Natixis, on behalf of the Depositor, instructed us to include the One State Street Subordinate Secured Companion Loans, Yorkshire & Lexington Towers Subordinate Secured Companion Loan and 111 West Jackson Subordinate Secured Companion Loans as “additional debt.”

For each Mortgage Loan which does not have additional debt (based on the procedures described in Note 34 and the first paragraph of this Note 35), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Additional Debt Type(s)” characteristic,
c.	“NAP” for the “Total Additional Debt (if any)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

Exhibit 2 to Attachment A Page 27 of 27

Notes: (continued)

36.	For the Mortgage Loans with Additional Debt which have different interest rates for each additional debt note, Natixis, on behalf of the Depositor, instructed us to use the weighted average of the applicable interest rates, weighted by the original balances of the applicable additional debt notes, all as shown on the Combined Data File.

For the Mortgage Loans with Additional Debt (except for the 600 Vine Mortgage Loan, which is described in the succeeding paragraph of this Note 36), the applicable Data Sources and/or Secondary Financing Documents indicate that the “additional debt” associated with each such Mortgage Loan with Additional Debt (except for the 600 Vine Mortgage Loan) accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for each Mortgage Loan with Additional Debt (except for the 600 Vine Mortgage Loan), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:

a.	The “Total Additional Debt (if any),” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Combined Data File and
c.	365/360.

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the 600 Vine Mortgage Loan which relates to the annual debt service for the 600 Vine Mezzanine Loan, Natixis, on behalf of the Depositor, instructed us to use the sum of the last 12 monthly principal and interest payments for the 600 Vine Mezzanine Loan, as shown on the 600 Vine Mezzanine Loan Amortization Schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

No
Seller
ID#
Number of Properties
Shadow Rating
Deal Name
Pari Passu Note Control (Y/N)
CTL (Y/N)
Recycled SPE (Yes/No)
Subservicer In Place (Y/N)
Subservicer Name
Subservicer Fee
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Senior Trust Advisor Fee
Asset Representations Review Fee
CREFC Fee
Cash/Pmt Collection Function
Letter of Credit
Description of LOC
Counterparty of LOCs
Prior Securitization
Loan
Property
Closing Status
Group ID
Underwriting Indicator
Reporting Period Beginning Date
Reporting Period End Date
Loan Structure Code
Number Properties
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Debt Service Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Credit Assessment (Fitch/KBRA)
Sponsor

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.